Income Taxes (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
The components of income tax expense were as follows:

	Six Months Ended June 30,
	2022	2021
Loss before income tax	$(5,978)	$(31,258)
Provision (benefit) for income tax	$2,143	$220
Effective tax rate	(35.9%)	(0.5%)